Fresh Start Accounting and Effects Of Plan (Schedule of Financial Position) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012		Dec. 31, 2011
Real estate inventories
Goodwill	$ 14,209		$ 9,549
Total assets	580,865		581,921
Liabilities not subject to compromise
Liabilities	(87,765)		(88,863)
William Lyon Homes stockholders' equity (deficit)
Noncontrolling interest	(8,100)		(8,058)
Plan Of Reorganization Adjustments [Member]
ASSETS
Cash and cash equivalents	67,746	[1]	72,946	[2]
Real estate inventories
Deferred loan costs	(5,767)	[3]	(6,319)	[3]
Other assets	47	[4]	47	[4]
Total assets	66,055		70,703
Liabilities not subject to compromise
Accounts payable			3,900
Accrued expenses			33,200
Liabilities subject to compromise
Accrued expenses			33,200
Commitments and contingencies
Redeemable convertible preferred stock	56,386	[5]	56,386	[5]
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	(21,177)	[6]	(21,177)	[6]
Accumulated deficit	229,754	[7]	229,350	[8]
Total William Lyon Homes stockholder's equity (deficit)	209,501		209,097
Total equity (deficit)	209,501		209,097
Total liabilities and equity (deficit)	66,055		70,703
Plan Of Reorganization Adjustments [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	4,029	[9]	4,029	[9]
Plan Of Reorganization Adjustments [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			3,946	[10]
Accrued expenses			33,160	[10]
Notes payable	(5,000)	[11]
Liabilities	99,000		141,106
Liabilities subject to compromise
Accrued expenses			33,160	[10]
Plan Of Reorganization Adjustments [Member] | Liabilities Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			(3,946)	[10]
Accrued expenses	(15,297)	[12]	(48,457)	[12]
Liabilities subject to compromise
Accrued expenses	(15,297)	[12]	(48,457)	[12]
Senior Notes	(298,832)		(335,886)
Plan Of Reorganization Adjustments [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	29,000	[13]	29,000	[13]
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015			75,000
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000	[14]	75,000	[14]
Plan Of Reorganization Adjustments [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(66,704)	[12]	(66,704)	[12]
Plan Of Reorganization Adjustments [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(138,964)	[12]	(138,912)	[12]
Plan Of Reorganization Adjustments [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(77,867)	[12]	(77,867)	[12]
Plan Of Reorganization Adjustments [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448	[15]	448	[16]
Plan Of Reorganization Adjustments [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315	[15]	315	[16]
Plan Of Reorganization Adjustments [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161	[15]	161	[16]
Fresh Start Accounting Adjustments
ASSETS
Receivables	(996)	[17]	(996)	[17]
Real estate inventories
Property & equipment, net	(421)	[18]	(421)	[18]
Goodwill	14,209	[19]	9,549	[19]
Intangibles	9,470	[20]	7,333	[21]
Total assets	21,064		14,267
Liabilities subject to compromise
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	15,501	[22]	15,501	[23]
Accumulated deficit	5,830	[24]	(967)	[25]
Total William Lyon Homes stockholder's equity (deficit)	21,331		14,534
Noncontrolling interest	(1,588)	[26]	(1,588)	[26]
Total equity (deficit)	19,743		12,946
Total liabilities and equity (deficit)	21,064		14,267
Fresh Start Accounting Adjustments | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	(1,198)	[27]	(1,198)	[27]
Fresh Start Accounting Adjustments | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accrued expenses	221	[28]	221	[28]
Notes payable	1,100	[29]	1,100	[29]
Liabilities	1,321		1,321
Liabilities subject to compromise
Accrued expenses	221	[28]	221	[28]
Predecessor [Member]
ASSETS
Cash and cash equivalents	12,787		20,061
Restricted cash	852		852
Receivables	12,790		13,732
Real estate inventories
Property & equipment, net	962		994
Deferred loan costs	8,258		8,810
Other assets	6,307		6,560
Total assets	493,746		496,951
Liabilities subject to compromise
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	48,867		48,867
Accumulated deficit	(235,584)		(228,383)
Total William Lyon Homes stockholder's equity (deficit)	(186,717)		(179,516)
Noncontrolling interest	9,688		9,646
Total equity (deficit)	(177,029)		(169,870)
Total liabilities and equity (deficit)	493,746		496,951
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	405,632		398,534
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Not owned	46,158		47,408
Predecessor [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable	10,000		1,436
Accrued expenses	31,391		2,082
Liabilities from inventories not owned	46,158		47,408
Notes payable	78,394		74,009
Liabilities	371,943		330,935
Liabilities subject to compromise
Accrued expenses	31,391		2,082
Predecessor [Member] | Liabilities Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			3,946
Accrued expenses	15,297		48,457
Liabilities subject to compromise
Accrued expenses	15,297		48,457
Senior Notes	298,832		335,886
Predecessor [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	206,000		206,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	66,704		66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	138,964		138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	77,867		77,867
Successor [Member]
ASSETS
Cash and cash equivalents	80,533
Restricted cash	852
Receivables	11,794
Real estate inventories
Property & equipment, net	541
Deferred loan costs	2,491
Goodwill	14,209
Intangibles	9,470
Other assets	6,354
Total assets	580,865
Liabilities subject to compromise
Commitments and contingencies
Redeemable convertible preferred stock	56,386
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	43,191
Total William Lyon Homes stockholder's equity (deficit)	44,115
Noncontrolling interest	8,100
Total equity (deficit)	52,215
Total liabilities and equity (deficit)	580,865
Successor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	408,463
Successor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Not owned	46,158
Successor [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable	10,000
Accrued expenses	31,612
Liabilities from inventories not owned	46,158
Notes payable	74,494
Liabilities	472,264
Liabilities subject to compromise
Accrued expenses	31,612
Successor [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	235,000
Successor [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000
Successor [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448
Successor [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315
Successor [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	$ 161

[1]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[2]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[3]	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
[4]	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
[5]	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
[6]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[7]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[8]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[9]	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
[10]	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
[11]	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
[12]	Reflects the extinguishment of liabilities subject to compromise ("LSTC") at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
[13]	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
[14]	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
[15]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
[16]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see "The Plan" above for allocation of shares).
[17]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[18]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[19]	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
[20]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[21]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[22]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[23]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[24]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[25]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[26]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.
[27]	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an "As-Is" Basis using market comparables.
[28]	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
[29]	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.